oVIP STKP1
                         SUPPLEMENT DATED AUGUST 3, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                   FRANKLIN TEMPLETON VALUEMARK(R) INCOME PLUS
                      INDIVIDUAL IMMEDIATE VARIABLE ANNUITY
                         ALLIANZ LIFE VARIABLE ACCOUNT B


A. The following information replaces the section entitled "Contract Owner Transaction Fees" under the section entitled "Allianz Life Variable Account B Fee Table" contained in the Prospectus:

  CONTRACT OWNER TRANSACTION FEES

  Commutation Fee*
  (as a percentage of the Total Liquidation Value liquidated)

                    CONTRACT YEAR              CHARGE
                   -----------------------------------
                          1                      5%
                          2                      5%
                          3                      4%
                          4                      3%
                          5                      2%
                          6 (& thereafter)       1%

  *After the first Contract Year, a Contract Owner may request one liquidation from the Contract each Contract year if Annuity Options 2 or 4 have been selected. If Annuity Option 6 has been selected, the Contract Owner may request a liquidation once each Contract Year beginning in the first year. See also "Annuity Provisions - Contract Liquidations (Withdrawals)".



B. The portfolio  expense table,  which appears in the section entitled "Allianz Life Variable Account B Fee Table" in the annuity prospectus, is amended by:

1)Restating certain Portfolios'  "Management and Portfolio  Administration  Fees" and the "Other Expenses" as indicated below. The
Portfolio  Administration  Fees for these  Portfolios  were  inadvertently  included  under  "Other  Expenses"  rather  than under
"Management and Portfolio  Administration  Fees." Please note that "Total Annual  Expenses" for each Portfolio shown below are the same as in the May 1, 1998 prospectus.

                                                                                        MANAGEMENT
                                                                                       AND PORTFOLIO        OTHER     TOTAL ANNUAL
  PORTFOLIO                                                                         ADMINISTRATION FEES    EXPENSES     EXPENSES
  --------------------------------------------------------------------------------------------------------------------------------
  Mutual Discovery Securities Fund ...............................................         .95%*            .11%          1.06%
  Mutual Shares Securities Fund ..................................................         .75%*            .05%           .80%
  Templeton Global Asset Allocation Fund .........................................         .80%*            .14%           .94%
  Templeton International Smaller Companies Fund .................................        1.00%*            .06%          1.06%

  *Includes a .15% Administration Fee which is a direct expense of the Portfolio.

2) Adding the following language:

   Franklin Advisers, Inc. and Franklin Templeton Services, Inc. have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain expenses otherwise payable by the new Value Securities Funds as necessary so that through at least December 31, 1998, Total Annual Expenses do not exceed 1.00% of its average net assets. As noted in the May 1, 1998 prospectus, estimated total annual expenses are not anticipated to exceed 1.00% of its average net assets.